Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to related parties	$ 13,219		$ 14,918
Jason Drummond [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	433,376	$ 262,801
Due to related parties	$ 13,219		$ 14,918